Variable Interest Entity (VIE) (Tables)	12 Months Ended
Dec. 31, 2015
Variable Interest Entities [Abstract]
Schedule of sale and leaseback arrangement
The following table gives a summary of the sale and leaseback arrangement, as of December 31, 2015:

Unit	Effective from	Sale value (in US$ millions)	First repurchase option (in US$ millions)	Month of first repurchase option	Last repurchase option (in US$ millions)	Month of last repurchase option
West Linus	June 30, 2013	600	370	On the 5th anniversary*	170	On the 15th anniversary*
* Anniversaries of the drilling contract commencement date

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of the bareboat charter rate per day is given below. The amounts shown are based on the Base LIBOR Interest Rate. These lease costs are eliminated on consolidation.

		(In thousands of US$)
Unit	Base LIBOR interest rate	2016	2017	2018	2019	2020
West Linus	1%	222	222	222	172.6	140

The assets and liabilities in the accounts of the VIE
The assets and liabilities in the accounts of the VIE as at December 31, 2015 and 2013 are as follows:

	December 31, 2015	December 31, 2014
(In millions of US$)	SFL Linus Ltd	SFL Linus Ltd

Investment in Finance Lease	530.4	574.5
Related party receivables	0.2	—
Total assets	530.6	574.5

Current position of long-term debt	51.4	51.5
Short-term related party liability	23.2	—
Total current liabilities	74.6	51.5

Interest bearing debt	302.3	399.7
Non-current related party liability	125.0	110.7
Derivative instruments - payable	2.3	2.5
Total non-current liabilities	429.6	512.9

Accumulated Other Comprehensive loss	(2.1)	(2.3)
Retained earnings	28.5	12.4
Total stockholders' equity	26.4	10.1
Total liabilities and stockholders' equity	530.6	574.5

Book value of the unit in the Company’s consolidated accounts	559.1	581.0